Debt - SPL Working Capital Facility (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR or the base rate
SPL Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate
SPL Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
SPL Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
SPL [Member] | SPL Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.70%
Line of Credit Facility, Number of Business Days Notice Required for Repayment of Debt Without Penalty	3 days
SPL [Member] | SPL Working Capital Facility [Member] | Portion issued and not drawn [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.75%
SPL [Member] | SPL Working Capital Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
SPL [Member] | SPL Working Capital Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
SPL [Member] | SPL Working Capital Facility [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
SPL [Member] | SPL Working Capital Facility [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
SPL [Member] | SPL Working Capital Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Permitted Increase	$ 760,000,000
SPL [Member] | SPL Working Capital Facility [Member] | Completion of Train Six Financing [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility Permitted Increase	390,000,000
SPL [Member] | Letter of Credit [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 0
SPL [Member] | Letter of Credit [Member] | Base Rate [Member] | Drawn Portion [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
SPL [Member] | Working Capital Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Temporary Requirement, Balance, Outstanding Principal	$ 0
Line of Credit Facility, Annual Temporary Requirement, Period, Number of Consecutive Business Days	5 days
SPL [Member] | Swing Line Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Minimum Period For Termination Date, Number of Business Days	3 days
SPL [Member] | Swing Line Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	15 days
SPL [Member] | LC Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	1 year